UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C. 20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/01

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one):	[   ] is a restatement.
					[   ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		William A. Womack
Address:	1667 Lelia Drive, Suite 101
		Jackson, MS 39216

13F File Number:  28-7122

The institutional investment manager filing this report and the person by whom It is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		William A. Womack
Title:		President
Phone:		(601) 965-0111
Signature, Place, and Date of Signing:
		William A. Womack 	Jackson, MS	August 27, 2001

Report Type (Check only one):
[X]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

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	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	60

Form 13F Information Table Entry Total:	$22,384,000

List of Other Included Managers:		None

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INFORMATION TABLE

NAME OF	TITLE	CUSIP		FAIR		SHARES	INVT	SOLE
ISSUER	OF	NUMBER	MARKET	OF PRIN	DISCR	AUTH
		CLASS		VALUE	AMOUNT

Active Power	COM	00504W100	83000.00	5000		sole	5000
Aeroflex	COM	007768104	158000.00	15000		sole	15000
Aether Sys	COM	00808V105	155000.00	17500		sole	17500
Alaska Air	COM	011659109	410000.00	14200		sole	14200
Allete		COM	018522102	450000.00	20000		sole	20000
Ann Taylor	COM	036115103	179000.00	5000		sole	5000
ATS Med	COM	002083103	633000.00	42000		sole	42000
Axcelis Tech	COM	054540109	666000.00	45000		sole	45000
Broadcom	COM	111320107	150000.00	3500		sole	3500
Carriage Ser	COM	143905107	731000.00	128400	sole	128400
CBRL 		COM	12489V106	424000.00	25000		sole	25000
Chesapeake	COM	165167107	136000.00	20000		sole	20000
Coca Cola	COM	191216100	450000.00	10000		sole	10000
Credence 	COM	225302108	703000.00	29000		sole	29000
Dell Comp	COM	247025109	497000.00	19000		sole	19000
Dollar Gen	COM	256669102	468000.00	24000		sole	24000
Dollar Tree	COM	256747106	1044000.00	37500		sole	37500
Dycom Ind	COM	267475101	287000.00	12500		sole	12500
Endocare	COM	29264P104	256000.00	16000		sole	16000
Harley Dav 	COM	412822108	235000.00	5000		sole	5000
Independent	COM	45384X108	1000.00	138000	sole	138000
Insight Ent	COM	45765U103	686000.00	28000		sole	28000
JB Hunt	COM	445658107	247000.00	13000		sole	13000
Legg Mason	COM	524901105	498000.00	10000		sole	10000
Luminex	COM	55027E102	1291000.00	64600		sole	64600
Marine Drill	COM	568240204	96000.00	5000		sole	5000
Mastec		COM	576323109	290000.00	22000		sole	22000
McDermott	COM	580037109	291000.00	25000		sole	25000
Merck		COM	589331107	639000.00	10000		sole	10000
MRV Comm	COM	553477100	281000.00	30000		sole	30000
Nasdaq 100	COM	631100104	322000.00	7000		sole	7000
National Sem	COM	637640103	291000.00	10000		sole	10000
Nokia		COM	654902204	441000.00	20000		sole	20000
Oil Service	COM	678002106	140000.00	2000		sole	2000
OMI Corp	COM	Y6476W104	140000.00	25000		sole	25000
Palm		COM	696642107	152000.00	25000		sole	25000
Parker Drill	COM	701081101	262000.00	40300		sole	40300
Patterson 	COM	703481101	89000.00	5000		sole	5000
Petsmart	COM	716768106	423000.00	60000		sole	60000
Pinnacle Hold	COM	72346N101	505000.00	84000		sole	84000
Power One	COM	739308104	582000.00	35000		sole	35000
Rare Hosp	COM	753820109	452000.00	20000		sole	20000
Raymond Ja	COM	754730109	383000.00	12500		sole	12500
Ross Stores	COM	778296103	551000.00	23000		sole	23000
Ruby Tues	COM	781182100	393000.00	23000		sole	23000
Semiconduct	COM	816636203	290000.00	6000		sole	6000
Shaw Group	COM	820280105	682000.00	17000		sole	17000
Spectrasite	COM	84760T100	36000.00	5000		sole	5000
Stein Mart	COM	858375108	227000.00	22000		sole	22000
Stewart Ent	COM	860370105	161000.00	22000		sole	22000
Stone Energy	COM	861642106	222000.00	5000		sole	5000
Swift Trans	COM	870756103	385000.00	20000		sole	20000
Terex		COM	880779103	530000.00	25000		sole	25000
Too		COM	890333107	411000.00	15000		sole	15000
Wabash Natl	COM	929566107	433000.00	35800		sole	35800
Weatherford	COM	947074100	240000.00	5000		sole	5000
Williams Com	COM	969455104	767000.00	260000	sole	260000
Worldcom	COM	98157D106	284000.00	20000		sole	20000
MCI Group	COM	98157D304	13000.00	800		sole	800
Xcare.net	COM	98388Y101	144000.00	10700		sole	10700

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